Financial Instruments and Other Derivative Contracts - Summary of 10% Appreciation Against the Dollar of Main Currencies (Detail) - 10% Percentage Appreciation [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Canadian Dollar [Member]
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	$ (43)	$ (53)
Increase in net assets	1,111	1,666
Euro [Member]
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	130	(75)
Increase in net assets	1,086	845
Australian Dollar [Member]
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	(24)	45
Increase in net assets	786	669
Sterling [Member]
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	(77)	(141)
Increase in net assets	$ 632	$ 549